Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Expense for leases under the low value exemption	€ 191	€ 185	€ 181
Expense for variable lease payments not included in measurement of lease liabilities	0	292	198
Depreciation expense on right-of-use assets and interest expense on lease liabilities	10,909	6,269	5,835
Rent concessions on leases	0	56	56
Non-current lease liabilities	49,518	16,817	8,786
Current lease liabilities	8,155	5,189	5,361
Cash outflow for leases	4,059	5,425	5,663
Rent cash deposits	552	294
Interest expense on lease liabilities	2,417	612	€ 612
Other non-current assets
Disclosure of quantitative information about right-of-use assets [line items]
Rent cash deposits	€ 552	€ 294